DEBT OBLIGATIONS (Tables)	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Obligations
Debt at December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
GHF Secured Promissory Note – 6% interest, due December 15, 2024	$5,000,000	$—
Georges Trust Unsecured Promissory Notes - 12% interest, due September 2021	—	1,389,014
Concorde Trust Unsecured Promissory Notes - 12% interest, due September 2021	—	683,263
Bean Trust Unsecured Promissory Note - 12% interest, due September 2021	—	290,386
GHF Inc Unsecured Promissory Note - 12% interest, due September 2021	—	916,712
Note Payable (Caterpillar Financial Services) - 5.7% interest.	—	404,373
Total debt	5,000,000	3,683,748
Less: debt discounts and issuance costs	(513,744)	(126,043)
Total debt, net of discounts	4,486,256	3,557,705
Less: current maturities	—	(3,557,705)
Long-term debt, net of discounts and issuance costs	$4,486,256	$—
Debt at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
GHF Secured Promissory Note – 6% interest, due December 15, 2024	$5,000,000	$5,000,000
Less: debt discounts and issuance costs	(470,932)	(513,744)
Total debt, net of discounts and issuance costs	4,529,068	4,486,256